Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit (loss) for the year	₩ (5,229,225)	₩ 2,092,469	₩ (2,263,535)
Adjustments to reconcile profit (loss) for the year to net cash provided by operating activities:
Income tax expense (benefit)	(1,855,989)	899,064	(1,002,303)
Depreciation	11,772,111	11,377,553	10,971,825
Amortization	166,161	170,466	156,915
Employee benefit expense	511,942	492,288	725,120
Bad debt expense	67,242	50,686	16,629
Interest expense	1,914,457	1,995,425	2,046,811
Loss on disposal of financial assets	1,045	648	2,106
Loss on disposal of property, plant and equipment	92,622	162,725	72,508
Loss on abandonment of property, plant and equipment	207,934	255,346	364,233
Loss on impairment of property, plant and equipment	4,056	80,413	50,034
Loss on impairment of intangible assets	0	3,599	513,609
Loss on disposal of intangible assets	145	392	827
Increase in provisions	2,466,452	1,832,765	2,301,215
Loss (gain) on foreign currency translation, net	997,119	(782,167)	370,309
Gain on valuation of financial assets at fair value through profit or loss	(14,338)	(12,904)	(5,575)
Loss on valuation of financial assets at fair value through profit or loss	5,480	7,396	4,513
Valuation and transaction loss (gain) on derivative instruments, net	(907,076)	390,322	(403,765)
Share in profit of associates and joint ventures, net	(557,056)	(279,124)	(166,820)
Gain on disposal of financial assets	(7,718)	(11,992)	(3,866)
Reversal of impairment loss on intangible assets	(14)	0	0
Gain on disposal of property, plant and equipment	(56,284)	(93,195)	(43,784)
Gain on disposal of intangible assets	(1)	(1,556)	(206)
Gain on disposal of investments in associates and joint ventures	(1,844)	(10,165)	(70,094)
Loss on disposal of investments in associates and joint ventures	64,119	16	2
Impairment loss on investments in associates and joint ventures	0	1,556	22,517
Loss on disposal of investments in subsidiaries	197	6,610	256
Interest income	(221,874)	(242,586)	(268,118)
Dividend income	(10,522)	(7,316)	(13,838)
Others, net	(169,856)	30,411	128,237
Adjustments for Cash flows from operating activities	14,468,510	16,316,676	15,769,297
Changes in working capital:
Trade receivables	(216,734)	(107,639)	95,345
Non-trade receivables	869,870	459,524	64,027
Accrued income	(17,918)	(258,963)	83,589
Other receivables	24,306	(32,536)	(116,583)
Other current assets	(569,732)	(462,125)	(271,986)
Inventories	(1,738,000)	(723,495)	(980,216)
Other non-current assets	(3,462)	(140,017)	(611,066)
Trade payables	2,144,561	(262,985)	(546,159)
Non-trade payables	(571,051)	(363,260)	192,506
Accrued expenses	(456,992)	(222,113)	(454,501)
Other current liabilities	379,378	388,163	373,403
Other non-current liabilities	458,007	755,005	650,468
Investments in associates and joint ventures (dividends received)	288,242	237,695	215,612
Provisions	(2,426,017)	(1,499,436)	(1,473,461)
Payments of employee benefit obligations	(159,477)	(74,848)	(65,242)
Plan assets	(317,707)	(582,275)	(348,386)
Changes in working capital	(2,312,726)	(2,889,305)	(3,192,650)
Cash generated from operating activities	6,926,559	15,519,840	10,313,112
Dividends received (financial assets at fair value through other comprehensive income)	10,522	7,316	24,255
Interest paid	(1,928,160)	(2,081,663)	(2,027,850)
Interest received	201,022	215,183	186,122
Income taxes paid	(736,757)	(452,203)	(282,211)
Net cash provided by operating activities	4,473,186	13,208,473	8,213,428
Cash flows from investing activities
Proceeds from disposals of investments in associates and joint ventures	4,472	5,444	0
Acquisition of investments in associates and joint ventures	(673,017)	(342,116)	(107,821)
Proceeds from disposals of property, plant and equipment	277,998	331,777	522,742
Acquisition of property, plant and equipment	(12,668,534)	(13,281,294)	(14,000,359)
Proceeds from disposals of intangible assets	59	10,871	7,702
Acquisition of intangible assets	(113,100)	(120,371)	(229,426)
Proceeds from disposals of financial assets	7,023,674	8,020,406	2,783,474
Acquisition of financial assets	(5,893,404)	(9,203,450)	(2,165,342)
Increase in loans	(223,950)	(336,744)	(335,773)
Collection of loans	218,704	215,292	292,745
Increase in deposits	(222,924)	(276,255)	(280,637)
Decrease in deposits	166,066	280,941	275,314
Proceeds from disposals of assets held-for-sale	1,148	32,578	30,662
Receipt of government grants	37,920	41,209	21,705
Cash outflow from merger	0	0	(154,311)
Net cash outflow from changes in consolidation scope	(63,492)	(24,624)	(2,917)
Other cash outflow from investing activities, net	(225,948)	(185,475)	(157,116)
Net cash used in investing activities	(12,354,328)	(14,831,811)	(13,499,358)
Cash flows from financing activities
Proceeds from short-term borrowings, net	1,621,440	345,338	188,957
Proceeds from long-term borrowings and debt securities	17,392,311	10,170,107	13,221,407
Repayment of long-term borrowings and debt securities	(9,360,357)	(7,976,658)	(7,068,290)
Payment of lease liabilities	(572,036)	(613,977)	(573,437)
Settlement of derivative instruments, net	98,068	42,263	102,146
Change in non-controlling interests	90,096	11,554	17,365
Dividends paid (hybrid bond)	(13,385)	(13,385)	(13,385)
Dividends paid	(812,159)	(81,298)	(99,356)
Other cash outflow from financing activities, net	(8,901)	(3,120)	0
Net cash provided by financing activities	8,435,077	1,880,824	5,775,407
Net increase in cash and cash equivalents before effect of exchange rate fluctuations	553,935	257,486	489,477
Effect of exchange rate fluctuations on cash held	51,719	(38,031)	(37,693)
Net increase in cash and cash equivalents	605,654	219,455	451,784
Cash and cash equivalents at January 1	2,029,584	1,810,129	1,358,345
Cash and cash equivalents at December 31	₩ 2,635,238	₩ 2,029,584	₩ 1,810,129